. BONDS PAYABLE - Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
BONDS PAYABLE
2020	$ 136,100	¥ 947,505
2021	306,223	2,131,860
2022	$ 5,817	¥ 40,500